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                    U.S. SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                           Pursuant to Rule 24f-2 NT

1.       Name and Address of Issuer:

           VANGUARD STAR FUND
           Vanguard Financial Center
           P.O. Box 2600
           Valley Forge, Pennsylvania 19482-2600



2.       Name of each series or class of funds for which this notice is filed:

           VANGUARD STAR FUND
           Star Portfolio                       LifeStrategy Income Portfolio
           Total International Portfolio        LifeStrategy Moderate
           LifeStrategy Growth Portfolio        LifeStrategy Conservative
                                                Growth Portfolio

3.       Investment Company Act of 1940 File No.: 811-3919

           Securities Act of 1933 File No.: 2-88373


4.       Last day of fiscal year for which this notice is filed:

           12/31/96

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

           N/A                                                     [  ]


6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A.6):

           N/A

7. Number and amount of securities of the same class of series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

           None

8. Number and amount of series registered during the fiscal year other than pursuant to rule 24f-2:

           None

9. Number and aggregate sale price of securities sold during the fiscal year:

                                                                        Aggregate
                                                           Shares      Sales Price
                                                           ------      -----------
         Star Portfolio                                  83,895,089   $1,326,190,594.
         Total International Portfolio                   29,187,573      297,431,148.
         LifeStrategy Growth Portfolio                   33,951,591      444,672,981.
         LifeStrategy Income Portfolio                    8,586,840       99,124,095.
         LifeStrategy Moderate Growth Portfolio          53,794,291      680,267,249.
         LifeStrategy Consevative Growth Portfolio       26,748,256      319,466,952.
                                                        -----------   --------------
                Total                                   236,163,640   $3,167,153,019.




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10.      Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

           236,163,640     Shares

           $3,167,153,019. Aggregate Sales Price

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

           None

12.      Calculation of registration fee:

         (i)     Aggregate sale price of securities sold
                 during the fiscal year in reliance on
                 rule 24f-2 (from Item 10):                      $3,167,153,019.

         (ii)    Aggregate price of shares issued in
                 connection with dividend reinvestment plans
                 (from Item 11, if applicable):                +      N/A

         (iii)   Aggregate price of shares redeemed or
                 repurchased during the fiscal year (if
                 applicable):                                   -  943,393,063.

         (iv)    Aggregate price of shares redeemed or
                 repurchased and previously applied as a
                 reduction to filing fees pursuant to
                 rule 24e-2 (if applicable):                    +      N/A

         (v)     Net aggregate price of securities sold and
                 issued during the fiscal year in reliance on
                 rule 24f-2 [line (i), plus line (ii), less
                 line (iii), plus line (iv)] (if applicable):     2,223,759,956.

         (vi)    Multiplier prescribed by Section 6(b) of the
                 Securities Act of 1933 or other applicable law
                 or regulation (see Instruction C.6):            x  1/33 of 1%

         (vii)   Fee due [line (i) or line (v) multiplied
                 by line (vi)]:                                   $  673,866.65.



Instruction:     Issuers should complete lines (ii), (iii), (iv), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.

13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of
         Informal and Other Procedures (17 CFR 202.3a).                    [  ]

         Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:


                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title):* /s/ RAYMOND J. KLAPINSKY
                           --------------------------------------------------
                           Raymond J. Klapinsky, Senior Vice President
                           and Secretary



Date:  February 25, 1997




* Please print the name and title of the signing officer below the signature.

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February 25, 1997                                                   EXHIBIT "B"



VANGUARD STAR FUND
P. O. Box 2600
Valley Forge, PA  19482-2600

Gentlemen:

I am acting as counsel to VANGUARD STAR FUND (the "Fund"), in connection with its registration as an open-end management investment company under the Investment Company Act of 1940 ("1940 Act"), as amended. It is in my capacity as counsel to the Fund that I am furnishing you this opinion.

I have examined the Fund's: (1) Declaration of Trust, and amendments thereto;
(2) Minutes of the meetings of shareholders and Trustees; (3) Notification of Registration on Form N-8A under the 1940 Act; (4) Registration on Form N-1A under the Securities Act of 1933 ("1933 Act") and 1940 Act, and all amendments thereto; and (5) all other relevant documents and records, as well as the procedures and requirements relative to the issuance and sale of the Fund's shares.

The Fund is a valid and subsisting Pennsylvania business trust authorized to issue an unlimited number of shares of beneficial interest, without par value per share. Currently, the Fund is offering shares of six Portfolios. On December 31, 1996, the Fund had issued and outstanding 369,685,423 shares of its Star Portfolio, 27,653,167 shares of its Total International Portfolio, 45,965,292 shares of its LifeStrategy Growth Portfolio, 13,113,477 shares of its LifeStrategy Income Portfolio, 63,664,531 shares of its LifeStrategy Moderate Growth Portfolio, and 38,107,755 shares of its LifeStrategy Conservative Growth Portfolio. The Board of Trustees has the power to classify and reclassify any unissued shares with respect to such Portfolios.

My examination also disclosed the following information:

1. On January 1, 1996 (the beginning of the Fund's fiscal year), the Fund did not have any securities registered under the 1933 Act other than pursuant to Rule 24f-2 of the 1940 Act.

2. During the fiscal year ended December 31, 1996, the Fund did not register any securities under the 1933 Act other than pursuant to Rule 24f-2.

3. During the fiscal year ended December 31, 1996, the Fund sold a combined total of 236,163,640 shares of its six Portfolios having an aggregate sales price of $3,167,153,019. in reliance upon registration pursuant to Rule 24f-2 of the 1940 Act.


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4.               During the fiscal year ended December 31, 1996, the Fund
redeemed a combined total of 66,386,786 shares from its six Portfolios, having a total aggregate redemption price of $943,393,063.

You have instructed me to file, on behalf of the Fund, a Notice pursuant to Rule 24f-2 of the 1940 Act, for the purpose of registering, under the 1933 Act, the shares set forth above which were sold by the Fund during the fiscal year.

Based upon the foregoing information and my examination, it is my opinion that:

1. The Fund is a valid and subsisting trust of the Commonwealth of Pennsylvania, authorized to issue an unlimited number of shares of beneficial interest, without par value per share. The Board of Trustees has the power to designate one or more classes ("Portfolios") of shares and to classify and reclassify any unissued shares with respect to such Portfolios. Currently, the Fund is offering shares from its Star Portfolio, Total International Portfolio, LifeStrategy Growth Portfolio, LifeStrategy Income Portfolio, LifeStrategy Moderate Growth Portfolio, and LifeStrategy Conservative Growth Portfolio.

2. The registration of the combined total of 236,163,640 shares of benefical interest of the Fund from its six Portfolios during the fiscal year ended December 31, 1996, pursuant to Rule 24f-2 of the 1940 Act is proper, and that such shares, which were issued for a consideration deemed by the Board of Trustees to be consistent with the Fund's Declaration of Trust, were lawfully issued, fully paid, and non-assessable;

3. The holders of such shares have all the rights provided with respect to such holdings by the Declaration of Trust and the laws of the Commonwealth of Pennsylvania.

I hereby consent to the use of this opinion as an Exhibit to the Rule 24f-2 Notice filed on behalf of the Fund, covering the registration of such shares under the 1933 Act, and to the applications and registration statements, and amendments thereto, filed in accordance with the securities laws of the states in which shares of the Fund are offered. I further consent to reference in the Prospectus of the Fund to the fact that this opinion concerning the legality of the issue has been rendered by me.

Very truly yours,



Raymond J. Klapinsky
Counsel